Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities	Accounts receivables and unbilled revenue are as follows:

	September 30, 2021	December 31, 2020
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$1,345,588	$722,420
Unbilled services (unbilled revenue)	550,692	428,684
Accounts receivable and unbilled revenue	1,896,280	1,151,104
Allowance for credit losses	(7,262)	(7,149)

Accounts receivable and unbilled revenue, net	$1,889,018	$1,143,955

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	September 30, 2021	December 31, 2020	$ Change	% Change

Unbilled services (unbilled revenue)	$550,692	$428,684	$122,008	28.5%
Unearned revenue (payments on account)	(1,349,000)	(660,883)	(688,117)	104.1%

Net balance	$(798,308)	$(232,199)	$(566,109)	243.8%